Fees Summary	Feb. 24, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,110,000
Previously Paid Amount	0.00
Total Fee Amount	705.69
Total Offset Amount	0.00
Net Fee	705.69
Narrative - Max Aggregate Offering Price	$ 5,110,000
Final Prospectus	true